Trade and Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Finance receivables were as follows:

	December 31,
	2012		2011
(In thousands)	Grower Receivables	Seller Financing	Grower Receivables	Seller Financing
Gross receivable	$41,008	$30,523	$46,188	$35,021
Reserve	(36,854)	—	(37,519)	—
Net receivable	$4,154	$30,523	$8,669	$35,021

Current portion, net	$4,154	$3,691	$8,669	$4,771
Long-term portion, net	—	26,832	—	30,250
Net receivable	$4,154	$30,523	$8,669	$35,021

Activity in the finance receivable reserve is as follows:

(In thousands)	2012	2011
Reserve at beginning of year	$37,519	$4,552
Charged to costs and expenses	933	33,401
Recoveries	(1,597)	(435)
Foreign exchange and other	(1)	1
Reserve at end of year	$36,854	$37,519